Deferred income tax (Schedule of Gross Movement on the Deferred Income Tax Account) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Deferred income tax
Deferred income tax as of January 1	$ (51,180)	$ (6,875)
Currency translation differences	107	383
Income tax expense relating to cash flow hedges recognized in OCI	(1,369)	(483)
Income statement benefit (charge)	4,299	(44,205)
Deferred income tax as of December 31	$ (48,143)	$ (51,180)